Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	abcfi_SupplementTextBlock

AB Multi-Manager Funds (“Multi-Manager Funds”)

-	AB Multi-Manager Alternative Strategies Fund
-	AB Long/Short Multi-Manager Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date

Multi-Manager Funds	September 30, 2016

*        *        *         *        *

For each Fund, the third sentence of the introductory paragraph in the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” is revised to also include reference to “Appendix [B/C] — Financial Intermediary Waivers”.

For each Fund, the footnote reading “For Class C shares, the CDSC is 0% after the first year” in the section “Fees and Expenses of the [Fund/Strategy/Portfolio] — Annual [Fund/Strategy/Portfolio] Operating Expenses” is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

*        *        *         *        *

AB Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB Multi-Manager Funds (“Multi-Manager Funds”)

-	AB Multi-Manager Alternative Strategies Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date

Multi-Manager Funds	September 30, 2016

*        *        *         *        *

For each Fund, the third sentence of the introductory paragraph in the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” is revised to also include reference to “Appendix [B/C] — Financial Intermediary Waivers”.

For each Fund, the footnote reading “For Class C shares, the CDSC is 0% after the first year” in the section “Fees and Expenses of the [Fund/Strategy/Portfolio] — Annual [Fund/Strategy/Portfolio] Operating Expenses” is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

*        *        *         *        *

AB Long/Short Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB Multi-Manager Funds (“Multi-Manager Funds”)

-	AB Long/Short Multi-Manager Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date

Multi-Manager Funds	September 30, 2016

*        *        *         *        *

For each Fund, the third sentence of the introductory paragraph in the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” is revised to also include reference to “Appendix [B/C] — Financial Intermediary Waivers”.

For each Fund, the footnote reading “For Class C shares, the CDSC is 0% after the first year” in the section “Fees and Expenses of the [Fund/Strategy/Portfolio] — Annual [Fund/Strategy/Portfolio] Operating Expenses” is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

*        *        *         *        *